Other income net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other income net
Exchange gain / (loss), net	$ 7	$ 0	$ (66)
Rental income	7	37	46
Other income, net	$ 14	$ 37	$ (20)